                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):            [_] is a restatement.
                                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Endurance Wealth Management, Inc.

Address:  101 Dyer Street. 4/th/ Floor

          Providence, RI 02903

Form 13F File Number: 28-  __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas E. Gardner

Title:  Chief Financial Officer
Phone:  401-854-0993

Signature, Place, and Date of Signing:

   Thomas E. Gardner              Providence, RI            01/31/2013
-----------------------         -------------------
      [Signature]                  [City, State]              (Date)

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number              Name:

        28- 6868                  John Michael Costello
        28-                       Peter J. Corsi, Jr.
        28-                       Kenneth W. Thomae
        28-                       Donald J. Clarke

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  4
                                         ------------

Form 13F Information Table Entry Total:           148
                                         ------------

Form 13F Information Table Value Total:  $     380966
                                         ------------

                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number                Name
     28- __6868______                    John Michael Costello
     28-                                 Peter J. Corsi, Jr.
     28-                                 Kenneth W. Thomae
     28-                                 Donald J. Clarke

Endurance Wealth Management, Inc.

FORM 13F

       31-Dec-12

                                                                                        Voting Authority
                                                                                      --------------------
                                    Title
                                     of              Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                      class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn  Mgrs.  Sole  Shared  None
--------------                      ----- --------- -------- ------- --- ---- ------- ------- ----- ------ ------

3M Co.                              COM   88579y101     1253   13500 SH       Sole                          13500
AT & T Corp                         COM   00206R102     2047   60752 SH       Sole                          60752
Abbott Laboratories                 COM   002824100     1007   15383 SH       Sole                          15383
Akamai Technologies, Inc.           COM   00971T101     7965  194710 SH       Sole                         194710
Altria Group Inc.                   COM   02209S103      444   14127 SH       Sole                          14127
Amazon.Com Inc                      COM   023135106      501    2000 SH       Sole                           2000
Amer Intl Group Inc                 COM   026874784     1540   43629 SH       Sole                          43629
American Express Co                 COM   025816109      317    5525 SH       Sole                           5525
Anadarko Petroleum Corp             COM   032511107     3018   40620 SH       Sole                          40620
Apache Corp.                        COM   037411105      694    8841 SH       Sole                           8841
Apple Inc.                          COM   037833100     7544   14177 SH       Sole          1    10         14167
Automatic Data Processing           COM   053015103     1169   20545 SH       Sole                          20545
Avon Products                       COM   054303102     3293  229348 SH       Sole                         229348
BHP Billiton Ltd                    COM   088606108      471    6017 SH       Sole                           6017
Baidu Inc.                          COM   056752108      360    3590 SH       Sole                           3590
Bank Of America Corp                COM   060505104     8845  761935 SH       Sole    1, 2, 4 35900        726035
Bank of Ireland ADR                 COM   46267Q202       65   10000 SH       Sole          1 10000             0
Bed Bath & Beyond                   COM   075896100      608   10876 SH       Sole                          10876
Berkshire Hathaway Inc. Cl B        COM   084670702      313    3494 SH       Sole                           3494
Big Lots Inc.                       COM   089302103     3386  118983 SH       Sole                         118983
Biogen Idec                         COM   09062X103     1024    7000 SH       Sole                           7000
Boeing Company                      COM   097023105     1266   16800 SH       Sole                          16800
Broadcom Corp.                      COM   111320107      264    7970 SH       Sole                           7970
Brookline Bancorp Inc.              COM   11373M107      243   28617 SH       Sole                          28617
CGX Energy Inc.                     COM   125405100        1   10000 SH       Sole                          10000
CVS/Caremark Corp.                  COM   126650100     3462   71618 SH       Sole                          71618
Canadian National Railways Co.      COM   136375102     1456   16000 SH       Sole                          16000
Capital Propy Inc - A Shares        COM   140430109       76   11388 SH       Sole                          11388
Caterpillar Inc                     COM   149123101     1599   17848 SH       Sole                          17848
CenturyLink Inc.                    COM   156700106     6005  153518 SH       Sole          1  1000        152518
Chevron Corporation                 COM   166764100     2441   22574 SH       Sole                          22574
China Construction Bank             COM   Y1397N101        8   10000 SH       Sole                          10000
Church & Dwight Co, Inc.            COM   171340102     2787   52042 SH       Sole                          52042
Cisco Sys Inc                       COM   17275R102     1227   62456 SH       Sole                          62456
Citigroup Inc                       COM   172967424     5965  150802 SH       Sole          2  2000        148802
Coca Cola Co                        COM   191216100      561   15495 SH       Sole                          15495
Colgate-Palmolive Co                COM   194162103     2579   24676 SH       Sole                          24676

                                                                                       Voting Authority
                                                                                      ------------------
                                    Title
                                     of              Value   Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                      class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Mgrs. Sole  Shared  None
--------------                      ----- --------- -------- ------- --- ---- ------- ----- ----- ------ -------
Comcast Corp Cl A                   COM   20030N101     8135  217771 SH       Sole                        217771
Consolidated Edison N Y             COM   209115104      286    5150 SH       Sole                          5150
Cummins Inc.                        COM   231021106     3388   31271 SH       Sole                         31271
Danaher Corp.                       COM   235851102     4085   73079 SH       Sole                         73079
Deere & Co                          COM   244199105     3154   36498 SH       Sole                         36498
Denbury Resources, Inc.             COM   247916208      855   52779 SH       Sole                         52779
Devon Energy Corporation            COM   25179m103     2360   45356 SH       Sole                         45356
Disney Walt Co Del                  COM   254687106     1637   32898 SH       Sole                         32898
Dover Corp                          COM   260003108      525    8000 SH       Sole                          8000
Dryships                            COM   Y2109Q101       53   33400 SH       Sole                         33400
Du Pont E I De Nemours Co           COM   263534109      860   19140 SH       Sole                         19140
Duke Energy Corporation             COM   26441C204     2246   35209 SH       Sole                         35209
E M C Corp Mass                     COM   268648102     2338   92438 SH       Sole                         92438
Emerson Electric Co                 COM   291011104     1033   19519 SH       Sole                         19519
Exxon Mobil                         COM   30231g102     9489  109639 SH       Sole                        109639
Financial Select Sector Spdr        COM   81369Y605      636   38829 SH       Sole                         38829
Ford Motor                          COM   345370860     1366  105550 SH       Sole                        105550
Freeport McMoran Copper Gold        COM   35671D857      756   22124 SH       Sole                         22124
General Electric Co                 COM   369604103     9682  461332 SH       Sole           3300         458032
Gilead Sciences Inc.                COM   375558103      334    4550 SH       Sole                          4550
Goldman Sachs Group Inc.            COM   38141G104      718    5633 SH       Sole                          5633
Google Inc.                         COM   38259P508     1388    1963 SH       Sole                          1963
Graco Inc.                          COM   384109104      220    4275 SH       Sole                          4275
H & R Block                         COM   093671105     7826  421453 SH       Sole                        421453
Hasbro Inc                          COM   418056107     1786   49771 SH       Sole                         49771
Home Depot Inc                      COM   437076102     6656  107621 SH       Sole                        107621
Huntington Bancshares               COM   446150104     2732  427553 SH       Sole        1 13000         414553
IShares Tr MSCI Emerging Marke      COM   464287234    10797  243454 SH       Sole        1  1150         242304
Independent Bank Corp Ma            COM   453836108     4762  164510 SH       Sole                        164510
Ingersoll Rand                      COM   G47791101     1944   40540 SH       Sole                         40540
Intel Corp                          COM   458140100     1026   49783 SH       Sole                         49783
Intl Business Mach                  COM   459200101     3260   17022 SH       Sole                         17022
J P Morgan Chase & Co               COM   46625H100     6641  151058 SH       Sole                        151058
Jacobs Engr Group Inc               COM   469814107     3333   78302 SH       Sole                         78302
Johnson & Johnson                   COM   478160104     3753   53549 SH       Sole                         53549
Johnson Controls                    COM   478366107     1134   37000 SH       Sole                         37000
Kimberly Clark Corp                 COM   494368103      946   11216 SH       Sole                         11216
Kinder Morgan Inc.                  COM   49455P101    36730 1039636 SH       Sole                       1039636
Kraft Foods Group Inc. Com NPV      COM   50076Q106      457   10054 SH       Sole                         10054
McDonalds Corp                      COM   580135101     1930   21884 SH       Sole                         21884
Merck & Co Inc                      COM   58933Y105     1412   34510 SH       Sole                         34510
Mettler-Toledo Int'l                COM   592688105     6548   33877 SH       Sole                         33877
Microsoft Corp                      COM   594918104     1273   47671 SH       Sole                         47671
Mondelez Int'l Inc. Com             COM   609207105      767   30171 SH       Sole                         30171
Monsanto Company                    COM   61166W101     1078   11395 SH       Sole                         11395
Nextera Energy Inc.                 COM   65339F101     5552   80243 SH       Sole                         80243
Nuance Communications               COM   67020Y100     2865  128372 SH       Sole                        128372

                                                                                       Voting Authority
                                                                                       -----------------
                                    Title
                                     of               Value   Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                      class   CUSIP    (x$1000) Prn Amt Prn Call Dscretn Mgrs. Sole Shared  None
--------------                      ----- ---------- -------- ------- --- ---- ------- ----- ---- ------ ------
Occidental Petroleum Corp           COM    674599105     2790   36425 SH       Sole                       36425
Oracle Corporation                  COM    68389X105     7608  228354 SH       Sole                      228354
PPG Industries                      COM    693506107      631    4667 SH       Sole                        4667
Pepsico Inc                         COM    713448108     5249   76720 SH       Sole                       76720
Pfizer Inc                          COM    717081103     8301  331002 SH       Sole                      331002
Philip Morris Int'l                 COM    718172109     1161   13890 SH       Sole                       13890
Powershares QQQ Trust               COM    73935A104      931   14301 SH       Sole        1 1500         12801
Praxair                             COM    74005P104      588    5380 SH       Sole                        5380
Procter & Gamble Co                 COM    742718109     3464   51035 SH       Sole                       51035
Qualcomm Inc                        COM    747525103    29357  474573 SH       Sole        1 8252        466321
Royal Dutch Shell                   COM    780259206      893   12955 SH       Sole                       12955
S&P Depository Receipts Spdr        COM    78462F103      413    2906 SH       Sole        1  432          2474
Salesforce Com Inc.                 COM    79466L302      672    4000 SH       Sole                        4000
SanDisk Corporation                 COM    80004C101      837   19247 SH       Sole                       19247
Schlumberger Limited                COM    806857108     4638   66930 SH       Sole                       66930
Snap On Inc                         COM    833034101      331    4200 SH       Sole                        4200
Sprott Resource Corp                COM    85207D103       43   10000 SH       Sole                       10000
Stag Industrial Inc.                COM    85254J102     3149  175246 SH       Sole                      175246
State Street Corp                   COM    857477103      761   16200 SH       Sole                       16200
TJX Companies, Inc.                 COM    872540109     2249   52999 SH       Sole                       52999
Target Corp.                        COM    87612e106      978   16530 SH       Sole                       16530
Thermo Fisher Scientific Inc.       COM    883556102     4224   66237 SH       Sole                       66237
Toll Brothers Inc.                  COM    889478103      914   28275 SH       Sole                       28275
Union Pacific Corp                  COM    907818108      893    7106 SH       Sole                        7106
United Technologies Corp            COM    913017109      967   11800 SH       Sole                       11800
Universal Health Rlty Income T      COM    91359E105      545   10775 SH       Sole                       10775
Vanguard Health Care Vipers         COM    92204A504     1046   14600 SH       Sole                       14600
Vanguard Index S&P 500              COM    922908413     2761   42361 SH       Sole                       42361
Verizon Communications              COM    92343V104     1671   38641 SH       Sole                       38641
Virginia Commerce Bancorp           COM    92778q109      514   57489 SH       Sole                       57489
Visa Inc.                           COM    92826C839      609    4020 SH       Sole                        4020
Walgreen Company                    COM    931422109     1533   41434 SH       Sole                       41434
Warner Chilcott Plc                 COM    G94368100      163   13575 SH       Sole                       13575
Wash Tr Bancorp Inc                 COM    940610108     1554   59090 SH       Sole                       59090
Wells Fargo & Co New                COM    949746101     2266   66297 SH       Sole                       66297
Weyerhauser                         COM    962166104     4459  160293 SH       Sole                      160293
Barclay's I Path S&P 500                  06740CF261        3      93 SH       Sole        4   93             0
iShares MSCI EAFE Index             COM    464287465     5990  105355 SH       Sole                      105355
iShares MSCI Pacific ex-Japan       COM    464286665      738   15667 SH       Sole                       15667
AllianceBernstein                          01881G106      405   23275 SH       Sole                       23275
EQT Midstream Partners                     26885B100     1147   36840 SH       Sole                       36840
Enbridge Energy Partnershp LP              29250R106     1130   40530 SH       Sole                       40530
Enterprise Products Pptns LP               293792107      438    8750 SH       Sole                        8750
Kinder Morgan Energypartners L             494550106    10729  134470 SH       Sole        1  635        133835
Kinder Morgan Management                   49455U100       90    1198 SH       Sole        1 1198             0
Magellan Midstream Partners LP             559080106     2274   52670 SH       Sole                       52670
Plains All Amer. Pipeline                  726503105     5926  131000 SH       Sole                      131000

                                                                                             Voting Authority
                                                                                            -------------------
                                    Title
                                     of                 Value    Shares/   Sh/ Put/ Invstmt Other
Name of Issuer                      class    CUSIP     (x$1000)  Prn Amt   Prn Call Dscretn Mgrs.  Sole  Shared    None
--------------                      ----- ------------ -------- ---------- --- ---- ------- ----- ------ ------ ----------
American Century Mid Cap Value               025076654      699  53650.732 SH       Sole                         53650.732
American New Perspective                     648018109      248   7951.994 SH       Sole                          7951.994
Artisan Mid Cap                              04314H303      273   7277.446 SH       Sole                          7277.446
Fairholme Fund                               304871106      757  24080.198 SH       Sole        1 46.296         24033.902
Hartford Hi Yld C                            416645463       90      11856 SH       Sole                             11856
Heartland Value Plus                         422352500      415  14004.259 SH       Sole                         14004.259
Oakmark Fund CL I                            413838103      621  12798.565 SH       Sole        1 28.218         12770.347
Spartan US Eqty Index                        315911206      835 16538.4068 SH       Sole                        16538.4068
SPDR Gold Trust                              78463V107        2         15 SH       Sole        4     15                 0
Vanguard Growth Index                        922908504      342   9350.694 SH       Sole                          9350.694
Vanguard Index Tr 500                        922908108      421    3210.74 SH       Sole                           3210.74
Vanguard Index Value Fund                    922908405      242  10574.154 SH       Sole                         10574.154
Vanguard Small Cap Stk                       922908702      209   5415.526 SH       Sole                          5415.526
Vanguard Total Stock Market                  922908306      362   10185.04 SH       Sole                          10185.04
Wells Fargo Sm/Mid Cap Value                 949915268      476  30096.467 SH       Sole                         30096.467
Yacktman Fund                                561709478      242  12709.008 SH       Sole                         12709.008
KMI Warrants                                                143      38000 SH       Sole                             38000
REPORT SUMMARY                        148 DATA RECORDS   380966             0  OTHER MANAGERS ON WHOSE BEHALF
                                                                               REPORT IS FILED

1. J. Michael Costello
2. Kenneth W. Thomae
3. Peter J. Corsi, Jr.
4. Donald J. Clarke

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